Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is current income and long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Fee Waiver Or Reimbursement Over Assets Date Of Termination		aimsf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	June 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information-Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares" on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

			Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

In selecting investments, the portfolio managers seek to deliver the value of dividend investing by identifying above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible (i.e., sustainable) dividends. The portfolio managers' process also emphasizes long-term capital appreciation. Through fundamental research, the management team measures the strength and sustainability of a company's dividend by analyzing the potential for free cash flow (a company's excess cash over its operating expenses) over a 2-3 year targeted holding period. The portfolio managers construct a portfolio that they believe provides the ability to earn income and build capital over the long-term. The portfolio managers also believe that investing in above market yielding stocks with defensible dividends may help the Fund preserve assets during down markets. Portfolio risk is managed utilizing careful stock selection, maintaining exposure to multiple sectors and employing a rigorous buy-and-sell discipline.

			The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

			Small- and Mid-Capitalization Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies' securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2015): -0.16% Best Quarter (ended June 30, 2009): 12.03% Worst Quarter (ended September 30, 2008): -20.30%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.14%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year		rr_ExpenseExampleYear01	$ 660
3 Years		rr_ExpenseExampleYear03	912
5 Years		rr_ExpenseExampleYear05	1,184
10 Years		rr_ExpenseExampleYear10	1,959
1 Year		rr_ExpenseExampleNoRedemptionYear01	660
3 Years		rr_ExpenseExampleNoRedemptionYear03	912
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,959
1 Year		rr_AverageAnnualReturnYear01	9.44%
5 Years		rr_AverageAnnualReturnYear05	11.04%
10 Years		rr_AverageAnnualReturnYear10	8.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.89%
1 Year		rr_ExpenseExampleYear01	$ 692
3 Years		rr_ExpenseExampleYear03	915
5 Years		rr_ExpenseExampleYear05	1,263
10 Years		rr_ExpenseExampleYear10	2,115
1 Year		rr_ExpenseExampleNoRedemptionYear01	192
3 Years		rr_ExpenseExampleNoRedemptionYear03	615
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,063
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,115
1 Year		rr_AverageAnnualReturnYear01	9.92%
5 Years		rr_AverageAnnualReturnYear05	11.20%
10 Years		rr_AverageAnnualReturnYear10	8.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.89%
1 Year		rr_ExpenseExampleYear01	$ 292
3 Years		rr_ExpenseExampleYear03	615
5 Years		rr_ExpenseExampleYear05	1,063
10 Years		rr_ExpenseExampleYear10	2,309
1 Year		rr_ExpenseExampleNoRedemptionYear01	192
3 Years		rr_ExpenseExampleNoRedemptionYear03	615
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,063
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,309
1 Year		rr_AverageAnnualReturnYear01	13.91%
5 Years		rr_AverageAnnualReturnYear05	11.46%
10 Years		rr_AverageAnnualReturnYear10	8.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 14, 2000
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.89%
1 Year		rr_ExpenseExampleYear01	$ 91
3 Years		rr_ExpenseExampleYear03	305
5 Years		rr_ExpenseExampleYear05	537
10 Years		rr_ExpenseExampleYear10	1,204
1 Year		rr_ExpenseExampleNoRedemptionYear01	91
3 Years		rr_ExpenseExampleNoRedemptionYear03	305
5 Years		rr_ExpenseExampleNoRedemptionYear05	537
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,204
1 Year	[3]	rr_AverageAnnualReturnYear01	16.11%
5 Years	[3]	rr_AverageAnnualReturnYear05	12.58%
10 Years	[3]	rr_AverageAnnualReturnYear10	9.37%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.14%
1 Year		rr_ExpenseExampleYear01	$ 116
3 Years		rr_ExpenseExampleYear03	384
5 Years		rr_ExpenseExampleYear05	671
10 Years		rr_ExpenseExampleYear10	1,491
1 Year		rr_ExpenseExampleNoRedemptionYear01	116
3 Years		rr_ExpenseExampleNoRedemptionYear03	384
5 Years		rr_ExpenseExampleNoRedemptionYear05	671
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,491
2005		rr_AnnualReturn2005	16.84%
2006		rr_AnnualReturn2006	25.21%
2007		rr_AnnualReturn2007	20.01%
2008		rr_AnnualReturn2008	(32.60%)
2009		rr_AnnualReturn2009	14.03%
2010		rr_AnnualReturn2010	5.85%
2011		rr_AnnualReturn2011	16.15%
2012		rr_AnnualReturn2012	3.43%
2013		rr_AnnualReturn2013	21.28%
2014		rr_AnnualReturn2014	15.82%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.16%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.03%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.30%)
1 Year		rr_AverageAnnualReturnYear01	15.82%
5 Years		rr_AverageAnnualReturnYear05	12.30%
10 Years		rr_AverageAnnualReturnYear10	9.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 02, 1986
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	14.95%
5 Years		rr_AverageAnnualReturnYear05	11.34%
10 Years		rr_AverageAnnualReturnYear10	8.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 02, 1986
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.59%
5 Years		rr_AverageAnnualReturnYear05	9.76%
10 Years		rr_AverageAnnualReturnYear10	7.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 02, 1986
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Dow Jones U.S. Select Dividend™ Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	15.36%
5 Years		rr_AverageAnnualReturnYear05	17.03%
10 Years		rr_AverageAnnualReturnYear10	7.08%
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
Class A, B, C, Y and Investor | INVESCO Dividend Income Fund | Lipper Equity Income Funds Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.69%
5 Years		rr_AverageAnnualReturnYear05	13.65%
10 Years		rr_AverageAnnualReturnYear10	6.95%

[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.14%, 1.89%, 1.89%, 0.89% and 1.14%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on August 31, 2016 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
[3]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.